Organization and Reorganization - Cash flow of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization and Reorganization
Net cash used in operating activities	¥ (11,088)	$ (1,527)	¥ (52,408)	¥ (74,900)	¥ (109,700)
Net cash generated from investing activities	(7)	(1)
Net cash generated from financing activities	7,213	993	3,435
Net decrease in cash, cash equivalent and restricted cash	(6,645)	$ (915)	(48,182)
Consolidated VIEs primary beneficiary
Organization and Reorganization
Net cash used in operating activities	(6,868)		(6,083)
Net cash generated from financing activities	6,413		4,235
Net decrease in cash, cash equivalent and restricted cash	¥ (455)		¥ (1,848)